Schedule of Changes in the Fair Value (Details) - Level 3 of fair value hierarchy [member] - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Fair value as of 30 June 2024	$ 238,613
Fair value as of 31 December 2024	238,613	238,613
Private Warrants [Member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Fair value as of 30 June 2024	12,655
Initial measurement at Business Combination		44,339
Change in fair value		(31,684)
Fair value as of 31 December 2024	12,655	12,655
Representative warrants [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Fair value as of 30 June 2024	21
Initial measurement at Business Combination		847
Change in fair value		(826)
Fair value as of 31 December 2024	21	21
Arena warrants [member]
IfrsStatementLineItems [Line Items]
Fair value as of 30 June 2024	79,207
Fair value as of 31 December 2024	79,207	79,207
Arena warrants [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Fair value as of 30 June 2024	79,207
Initial measurement at Business Combination		117,193
Change in fair value		(37,986)
Fair value as of 31 December 2024	79,207	79,207
Penny Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value as of 30 June 2024	146,730
Fair value as of 31 December 2024	146,730	146,730
Penny Warrants [Member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Fair value as of 30 June 2024	146,730
Initial measurement at Business Combination		218,108
Change in fair value		(71,378)
Fair value as of 31 December 2024	146,730	146,730
Warrants Liabilities [Member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Fair value as of 30 June 2024	238,613
Initial measurement at Business Combination		380,487
Change in fair value		(141,874)
Fair value as of 31 December 2024	$ 238,613	$ 238,613